Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2011
Comprehensive Income [Abstract]
Tax benefit (provision) of comprehensive income

	Fiscal Years Ended September 30,
	2011	2010	2009
Foreign currency translation tax benefit / (provision)	$(5,369)	$1,918	$1,598
Available for sale securities tax benefit / (provision)	(325)	—	—

Total tax benefit / (provision)	$(5,694)	$1,918	$1,598